Senior Notes (Schedule Of Corporate Debt Principal Maturities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt	$ 1,014,940	$ 795,891
Non Recourse Debt [Member]
Debt Instrument [Line Items]
2020	300,000
Thereafter	725,000
Long-term Debt	$ 1,025,000